INTANGIBLE ASSETS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INTANGIBLE ASSETS
Balance at beginning of the year	R$ 400,567	R$ 373,710	R$ 415,159
Acquisition of company (Note 3.4)	348,549
Additions	171,221	168,036	127,195
Disposals	(21,088)	(12,499)	(1,336)
Amortization	(196,092)	(170,254)	(166,155)
Foreign exchange effect	(11,792)	41,574	(1,153)
Balance at end of the year	R$ 691,365	R$ 400,567	R$ 373,710
Maximum
INTANGIBLE ASSETS
Estimated useful lives	6 years	6 years	6 years